Schedule of investments
Delaware Equity Income Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.74%
Communication Services — 8.55%
AT&T	259,746	$ 5,444,276
Comcast Class A	182,634	7,166,558
Verizon Communications	185,887	9,433,766
		22,044,600
Consumer Discretionary — 7.35%
APA	176,658	6,165,364
Chipotle Mexican Grill †	834	1,090,255
Ford Motor	72,740	809,596
Lowe's	14,806	2,586,164
Tapestry	44,401	1,355,119
TJX	124,461	6,951,147
		18,957,645
Consumer Staples — 6.39%
Altria Group	93,807	3,918,318
Archer-Daniels-Midland	15,149	1,175,563
Mondelez International Class A	40,600	2,520,854
Philip Morris International	89,891	8,875,837
		16,490,572
Energy — 7.83%
ConocoPhillips	78,773	7,074,603
Exxon Mobil	153,184	13,118,678
		20,193,281
Financials — 20.52%
Allstate	67,046	8,496,740
American Financial Group	17,947	2,491,223
American International Group	90,153	4,609,523
Discover Financial Services	9,254	875,243
Evercore Class A	17,773	1,663,731
Fidelity National Financial	100,775	3,724,644
First American Financial	66,670	3,528,176
MetLife	119,353	7,494,175
Old Republic International	184,643	4,128,617
OneMain Holdings	75,183	2,810,341
Synchrony Financial	140,697	3,886,051
Truist Financial	138,323	6,560,660
Unum Group	77,851	2,648,491
		52,917,615
Healthcare — 26.69%
AmerisourceBergen	27,765	3,928,192
Bristol-Myers Squibb	150,704	11,604,208
Cardinal Health	22,011	1,150,515
Cigna	29,593	7,798,347
CVS Health	63,921	5,922,920
Gilead Sciences	122,387	7,564,741
Johnson & Johnson	85,932	15,253,789
Merck & Co.	110,072	10,035,264
Pfizer	46,278	2,426,356
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Viatris	300,106	$ 3,142,110
		68,826,442
Industrials — 7.76%
Emerson Electric	42,593	3,387,847
Honeywell International	25,685	4,464,310
Northrop Grumman	2,515	1,203,603
Raytheon Technologies	113,942	10,950,966
		20,006,726
Information Technology — 13.91%
Broadcom	13,976	6,789,680
Cisco Systems	207,565	8,850,571
Cognizant Technology Solutions Class A	108,634	7,331,709
HP	124,401	4,077,865
Motorola Solutions	38,390	8,046,544
Western Union	46,563	766,893
		35,863,262
Materials — 0.74%
CF Industries Holdings	6,255	536,241
DuPont de Nemours	16,394	911,178
Newmont	7,683	458,445
		1,905,864
Total Common Stocks (cost $238,096,222)		257,206,007

Short-Term Investments — 0.21%
Money Market Mutual Funds — 0.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	138,362	138,362
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	138,363	138,363
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	138,363	138,363
NQ-Q6V [6/22] 8/22 (2351924)    1

Schedule of investments
Delaware Equity Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	138,363	$ 138,363
Total Short-Term Investments (cost $553,451)		553,451

Total Value of Securities—99.95% (cost $238,649,673)		257,759,458
Receivables and Other Assets Net of Liabilities—0.05%		118,626
Net Assets Applicable to 39,405,455 Shares Outstanding—100.00%		$257,878,084

†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-Q6V [6/22] 8/22 (2351924)